ORDINARY SHARES	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES
ORDINARY SHARES

12. ORDINARY SHARES

The Company’s authorized share capital is US$80,000 comprising 800,000,000 ordinary shares with a par value of US$0.0001 each. As of December 31, 2020, the Company issued 164,888,519 ordinary shares.

During the year ended December 31, 2021, warrants provided to external investor in 2020 were exercised to subscribe 5,341,267 ordinary shares of the Company.

On August 23, 2022, the Company announced, that it plans to implement share repurchases pursuant to the share repurchase program previously authorized by its board of directors. Under the share purchase plans, the Company and the senior management may purchase up to US$40 million of ADSs in aggregate. In August 2023, the Board of Directors of the Company authorized a new share repurchase program under which the Company may repurchase up to US$40 million of ADSs, each ten ADSs representing 23 ordinary shares of the Company, or ordinary shares in aggregate over a 12-month period. For the year ended December 31, 2022 and 2023, the Company had repurchased 1,652,541 ordinary shares in an aggregate amount of approximately US$3 million (equivalent to RMB21,249), and 10,656,794 ordinary shares in an aggregate amount of approximately US$8.6 million (equivalent to RMB61,260) under the authorized share purchase program, respectively. These repurchased shares are considered not outstanding and therefore were accounted for under the cost method and includes such treasury stock as a component of the shareholder’s equity.

12. ORDINARY SHARES (CONTINUED)

For the years ended December 31, 2021, 2022 and 2023, nil , nil and 3,849,268 treasury stock was used for the issuance of ordinary shares for exercise of share options and vesting of restricted share units, respectively. As of December 31, 2022 and 2023, 1,652,541 and 8,460,067 shares were recorded as treasury stock, respectively.

During the years ended December 31, 2021, 2022 and 2023, 8,227,843, 6,845,888 and 280,568 stock options were exercised, and 5,369,140, 1,859,819 and 1,260,701 restricted share units were issued as ordinary shares, respectively.